Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment

24.	Property, plant and equipment
24.1.	By class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at January 1, 2023	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
Additions	−	528	11,919	12	15,177	27,636
Decommissioning costs - Additions to / review of estimates	−	−	−	2,672	−	2,672
Capitalized borrowing costs	−	−	1,277	−	−	1,277
Signature Bonuses Transfers (5)	−	−	−	16	−	16
Write-offs	(11)	(304)	(86)	(74)	(156)	(631)
Transfers (6)	58	5,531	(7,058)	1,754	1	286
Transfers to assets held for sale	(16)	(36)	99	(241)	(85)	(279)
Depreciation, amortization and depletion	(84)	(5,079)	−	(4,711)	(5,432)	(15,306)
Impairment recognition (note 26)	−	(1,689)	(883)	(314)	(39)	(2,925)
Impairment reversal (note 26)	3	101	9	1	28	142
Translation adjustment	199	4,210	1,401	2,883	1,674	10,367
Balance at December 31, 2023	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)

Balance at January 1, 2022	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation and impairment (4)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Additions	−	841	7,525	48	7,126	15,540
Decommissioning costs - Additions to / review of estimates	−	−	−	3,269	−	3,269
Capitalized borrowing costs	−	−	1,021	−	−	1,021
Signature Bonuses Transfers (5)	−	−	−	1,177	−	1,177
Write-offs	(20)	(746)	(2,152)	(667)	(1,469)	(5,054)
Transfers (6)	130	5,162	(8,611)	3,617	2	300
Transfers to assets held for sale	(27)	(1,874)	(410)	(1,976)	(140)	(4,427)
Depreciation, amortization and depletion	(88)	(4,746)	−	(5,306)	(4,478)	(14,618)
Impairment recognition (note 26)	−	(693)	(605)	(142)	(13)	(1,453)
Impairment reversal (note 26)	−	223	15	52	−	290
Translation adjustment	160	3,854	1,133	2,515	1,132	8,794
Balance at December 31, 2022	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
(1) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 13 for assets under construction by operating segment.
(3) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas.
(4) In the case of land and assets under construction, it refers only to impairment losses.
(5) Transfers from intangible assets. In 2023, it refers to the declaration of commerciality of the Manjuba, Espadim, Raia Manta and Raia Pintada fields. In 2022, it relates to Itapu, Sépia and Atapu.
(6) It mainly includes transfers between classes of assets and transfers from advances to suppliers.

The additions in right of use are mainly due to the entry into operation of FPSO Anita Garibaldi, FPSO Anna Nery, FPSO Almirante Barroso and FPSO Sepetiba, and the respective effect on lease liability (note 25).

24.2.	Estimated useful life

The useful life of assets subject to depreciation are shown below:

Asset	Weighted average useful life in years
Buildings and improvement	40 (between 25 and 50)
Equipment and other assets	20 (between 3 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method
Right-of-use	8 (between 2 and 47)

The estimated useful life of buildings and improvements, equipment and other assets is as follows:

	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2023
5 years or less	6,065	(5,111)	954
6 - 10 years	8,312	(6,477)	1,835
11 - 15 years	5,811	(2,357)	3,454
16 - 20 years	31,428	(19,908)	11,520
21 - 25 years	33,217	(9,294)	23,923
25 - 30 years	12,915	(4,270)	8,645
30 years or more	5,417	(2,138)	3,279
Units of production method	19,503	(12,150)	7,353
Total	122,668	(61,705)	60,963
Buildings and improvements	4,495	(1,941)	2,554
Equipment and other assets	118,173	(59,764)	58,409

24.3.	Right-of-use assets

The table below shows the split by type of asset and readjustment clauses with possible impacts on accumulated depreciation and impairment, as follows:

	Platforms	Vessels	Properties	Total
Balance at December 31, 2023	19,056	9,204	2,120	30,380
Cost	23,859	18,000	2,970	44,829
Accumulated depreciation and impairment	(4,803)	(8,796)	(850)	(14,449)
Without contractual readjustment clauses	−	(7,103)	(168)	(7,271)
With contractual readjustment clauses - Brazil	(4,803)	(225)	−	(5,028)
With contractual readjustment clauses – abroad	−	(1,468)	(682)	(2,150)
Balance at December 31, 2022	9,211	8,254	1,747	19,212
Cost	12,604	14,788	2,278	29,670
Accumulated depreciation and impairment	(3,393)	(6,534)	(531)	(10,458)
Without contractual readjustment clauses	−	(5,322)	(64)	(5,386)
With contractual readjustment clauses - Brazil	(3,393)	(218)	−	(3,611)
With contractual readjustment clauses – abroad	−	(994)	(467)	(1,461)

Accounting policy for property, plant and equipment

Property, plant and equipment are measured at the cost of acquisition or construction, including all costs necessary to bring the asset to working condition for its intended use and the estimated cost of dismantling and removing the asset and restoring the site, reduced by accumulated depreciation and impairment losses.

A condition for continuing to operate certain items of property, plant and equipment, such as industrial plants, offshore plants and vessels is the performance of regular major inspections and maintenance. Those expenditures are capitalized if a maintenance campaign is expected to occur, at least, 12 months later. Otherwise, they are expensed when incurred. The capitalized costs are depreciated over the period through the next major maintenance date.

Spare parts are capitalized when they are expected to be used during more than one period and can only be used in connection with an item of property, plant and equipment, and are depreciated over the useful life of the item of property, plant and equipment to which they relate.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets are capitalized as part of the costs of these assets.

General borrowing costs are capitalized based on the Company’s weighted average cost of borrowings outstanding applied over the balance of assets under construction.

In general, the Company suspends capitalization of borrowing to the extent investments in a qualifying asset hibernates during a period greater than one year or whenever the asset is prepared for its intended use.

Assets directly associated to the production of oil and gas in a contracted area whose useful lives are not less than the life of the field (reserve exhaustion time), including rights and concessions such as signature bonus, are depleted by the unit-of-production method.

The unit-of-production method of depreciation (amortization) is computed based on the monthly production volume over the proved developed oil and gas reserves, except for signature bonuses for which unit of production method takes into account the monthly production over the total proved oil and gas reserves on a field-by-field basis.

Assets related to oil and gas production with useful lives shorter than the life of the field; floating platforms and other assets unrelated to oil and gas production are depreciated on a straight-line basis over their useful lives, which are reviewed annually. Note 24.2 provides further information on the estimated useful life by class of assets. Lands are not depreciated.

Right-of-use assets are presented as property, plant and equipment and, according to the useful lives of their respective underlying assets and the characteristics of lease agreements (term, asset transfer or exercise of call option), are depreciated using the straight-line method based on contractual terms.

24.4.	Oil and Gas fields operated by Petrobras returned to ANP

In 2023, the following oil and gas fields, in Campos basin, were returned to ANP: Atum, Curimã, Espada and Xaréu. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 45 in addition to impairments recognized in prior years.

In 2022, the following oil and gas fields, in Ceará basin, were returned to ANP: Anequim, Congro, Corvina, Garoupa, Garoupinha, Malhado, Namorado, Parati and Viola. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 619 in addition to impairments recognized in prior years.

In 2021, the following oil and gas fields, in Santos basin, were returned to ANP: Bijupirá, Lagosta, Merluza e Salema. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 27 in addition to impairments recognized in prior years.

24.5.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the year ended December 31,2023, the capitalization rate was 7% p.a. (6.55% p.a. for the year ended December 31, 2022).